FAIR VALUE MEASUREMENTS: (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Level 3 reconciliation
Industrial revenue development bonds, carrying amount, approximates fair value	$ 7,500	$ 7,500
Cost Basis
Level 3 reconciliation
Industrial revenue development bonds, carrying amount, approximates fair value	7,500	7,500
Estimated Fair Value
Level 3 reconciliation
Industrial revenue development bonds, carrying amount, approximates fair value	7,500	7,500
Auction rate security
Level 3 reconciliation
Balance at the beginning of the period	6,775	7,710
Unrealized gain in other comprehensive loss	678	(935)
Balance at the end of the period	$ 7,453	$ 6,775